SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance	$ 423,209
Gain on debt extinguishment	(54,565)	$ (25,969)
Change in fair value included in statements of operations	(316,537)	530,330
Ending balance	133,886	423,209
Derivative [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance	423,209	151,262
Initial fair value of embedded conversion option derivative liability recorded as debt discount	150,000	93,668
Gain on debt extinguishment	(263,798)	(352,051)
Change in fair value included in statements of operations	(316,537)	530,330
Initial fair value of embedded conversion option derivative liability recorded as derivative expense	141,012
Ending balance	$ 133,886	$ 423,209